Employee Benefits - Summary of Main Financial Assumptions Used in Determining the Present Value of Employee Severance Indemnities Explanatory (Detail)	Dec. 31, 2021	Dec. 31, 2020
Italy
Disclosure of net defined benefit liability (asset) [line items]
Inflation rate	1.50%	1.50%
Spain
Disclosure of net defined benefit liability (asset) [line items]
Inflation rate	1.00%	0.80%
Salary increase rate	1.00%	0.80%
China
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	2.80%	3.05%
Inflation rate	5.50%	4.41%
Salary increase rate	5.50%	4.41%
Bottom of range | Italy
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	0.183%	(0.204%)
Salary increase rate	1.00%	0.50%
Bottom of range | Spain
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	0.60%	(0.44%)
Top of range | Italy
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	0.757%	0.246%
Salary increase rate	2.20%	2.30%
Top of range | Spain
Disclosure of net defined benefit liability (asset) [line items]
Discount rate	0.70%	0.283%